CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interests in Consolidated Subsidiaries [Member]
Common stock issued, beginning balance (in shares) at Dec. 31, 2013		245,811,180
Shareholders' equity, beginning balance at Dec. 31, 2013	$ 4,845,180	$ 2,458	$ 1,433,600	$ (121,987)	$ 2,020,815	$ (997,035)	$ 2,507,329
Net income	663,108	0	0	0	314,107	0	349,001
Other comprehensive income (loss)	(40,158)	$ 0	0	(17,755)	0	0	(22,403)
Common stock issued (in shares)		0
Common stock issued, ending balance (in shares) at Dec. 31, 2014		245,811,180
Common stock issued	25,027	$ 0	(18,307)	0	0	43,334	0
Common stock dividends - $2.125, $2.43 and $2.46 per share (Note H)	(443,817)	0	0	0	(443,817)	0	0
Issuance of common units of ONEOK Partners (Note O)	1,020,530	0	156,143	0	0	0	864,387
Distribution of ONE Gas to shareholders (Note Q)	(1,749,588)	0	0	3,389	(1,752,977)	0	0
Distributions to noncontrolling interests	(447,459)	0	0	0	0	0	(447,459)
West Texas LPG noncontrolling interest (Note R)	162,913	0	0	0	0	0	162,913
Other	(29,853)	0	(29,853)	0	0	0	0
Shareholders' equity, ending balance at Dec. 31, 2014	4,005,883	2,458	1,541,583	(136,353)	138,128	(953,701)	3,413,768
Net income	379,195	0	0	0	244,977	0	134,218
Other comprehensive income (loss)	(518)	$ 0	0	9,111	0	0	(9,629)
Common stock issued (in shares)		0
Common stock issued, ending balance (in shares) at Dec. 31, 2015		245,811,180
Common stock issued	28,289	$ 0	(7,550)	0	0	35,839	0
Common stock dividends - $2.125, $2.43 and $2.46 per share (Note H)	(509,197)	0	(126,090)	0	(383,107)	0	0
Issuance of common units of ONEOK Partners (Note O)	393,997	0	(34,446)	0	0	0	428,443
Distributions to noncontrolling interests	(535,825)	0	0	0	0	0	(535,825)
Other	4,512	0	4,947	0	2	0	(437)
Shareholders' equity, ending balance at Dec. 31, 2015	3,766,336	2,458	1,378,444	(127,242)	0	(917,862)	3,430,538
Net income	743,499	0	0	0	352,039	0	391,460
Other comprehensive income (loss)	(55,475)	$ 0	0	(27,108)	0	0	(28,367)
Common stock issued (in shares)		0
Common stock issued, ending balance (in shares) at Dec. 31, 2016		245,811,180
Common stock issued	26,516	$ 0	2,331	0	0	24,185	0
Common stock dividends - $2.125, $2.43 and $2.46 per share (Note H)	(517,601)	0	(165,562)	0	(352,039)	0	0
Distributions to noncontrolling interests	(549,419)	0	0	0	0	0	(549,419)
Other	15,059	0	19,101	0	0	0	(4,042)
Shareholders' equity, ending balance at Dec. 31, 2016	$ 3,428,915	$ 2,458	$ 1,234,314	$ (154,350)	$ 0	$ (893,677)	$ 3,240,170